Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
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Commitments and Contingencies
19.	Commitments and Contingencies

As of December 31, 2017, major commitments with local financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Currency	Limit	Used amount
Bank overdraft	Kookmin Bank and others	KRW	1,730,000	72
Commercial papers	NH Investment & Securities Co., Ltd.	KRW	370,000	300,000
Collateralized loan on accounts receivable-trade	NongHyup Bank and others	KRW	35,560	—
Collateralized loan on electronic accounts receivable-trade	Shinhan Bank and others	KRW	343,000	42,350
Plus electronic notes payable	Industrial Bank of Korea	KRW	50,000	140
Loans for working capital	Korea Development Bank and others	KRW	306,500	207,300
Green energy factoring	Shinhan Bank	KRW	16	16
FX forward trading commitment	Shinhan Bank	USD	11,500	—
Facility loans	Kookmin Bank and others	KRW	8,456	8,456
		USD	212,000	166,108
Facility loans on ships	Shinhan Bank	USD	30,000	15,000
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	KRW	37,700	4,688
Total		KRW	2,881,232	563,022
		USD	253,500	181,108

As of December 31, 2017, guarantees received from financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency		Limit
Performance guarantee	Seoul Guarantee Insurance and others	KRW		116,787
		USD		1,275
Guarantee for import letters of credit	Industrial Bank of Korea and others	USD		5,980
Guarantee for payment in foreign currency	KEB Hana and others	USD		54,072
		PLN	[1]	23,000
Guarantee for advances received	Export-Import Bank of Korea	USD		7,414
Comprehensive credit line	KEB Hana Bank and others	KRW		55,000
Bid guarantee	KEB Hana Bank	USD		400
Bid guarantee	Korea Software Financial Cooperative	KRW		96,911
Performance guarantee /Warranty Guarantee		KRW		302,062
Guarantee for advances received/others	Korea Software Financial Cooperative and others	KRW		99,228
Warranty guarantee	Seoul Guarantee Insurance	KRW		2,962
Guarantees for licensing		KRW		4,077
Guarantees for public sale		KRW		50
Guarantees for deposits	Seoul Guarantee Insurance and others	KRW		4,203
Total		KRW		681,280
		USD		69,141
		PLN	[1]	23,000

1	Polish Zloty.

As of December 31, 2017, guarantees provided by the Group to a third party, are as follows:

(in millions of Korean won)	Subject to payment guarantees	Creditor	Limit	Used amount	Period
KT Estate Inc.	Busan Gaya Centreville Buyers	Shinhan Bank	￦48,536	￦8,309	Nov 10, 2017 ~Oct. 31, 2020
KT Estate Inc.	Daegu Beomeo -Crossroads SeohanIDaum Buyers	Shinhan Bank	81,722	14,237	Oct 29, 2017 ~Nov. 30, 2020
KT Hitel Co., Ltd.	KEB Hana Bank	Cash payers	384	—	Apr 19, 2017 ~ Apr 19, 2018

The Controlling Company is jointly and severally obligated with KT Sat Co., Ltd. to pay KT Sat Co., Ltd.’s liabilities prior to spin-off. As of December 31, 2017, the Controlling Company and KT Sat Co., Ltd. are jointly and severally liable for reimbursement of ￦4,328 million.

For the year ended December 31, 2017, the Group entered into agreements with GIGA LTE Thirty-first to Thirty-sixth Securitization Specialty Co., Ltd. and KT M Mobile 1st Securitization Specialty Co., Ltd. (2016: Olleh KT Twenty-fifth to Twenty-sixth Securitization Specialty Co., Ltd. and GIGA LTE Twenty-seventh to Thirtieth Securitization Specialty Co., Ltd.), and disposed its trade receivables related to handset sales. The Group also made asset management agreements with each securitization specialty company and will receive the related management fees.

As of December 31, 2017, the Group is a defendant in 187 lawsuits with an total claims of ￦112,639 million (2016: ￦77,461 million). As of December 31, 2017, litigation provisions of ￦18,306 million for various pending lawsuits and unasserted claims are recorded as liabilities for potential loss in the ordinary course of business. The final outcome of the case cannot be estimated as at the end of the reporting period.

On December 24, 2013, Asia Broadcast Satellite Holdings Ltd. (“ABS”) filed a request for arbitration with the International Centre for Dispute Resolution of the American Arbitration Association for the compensation of damages from the relocation of the ground equipment and the alleged breach of the entrustment control contract related to the satellite Koreasat-3, which was made and entered into with the Controlling Company and its subsidiary, KT Sat Co., Ltd. Subsequently on December 31, 2013, ABS filed another request for arbitration with the International Court of Arbitration of the International Chamber of Commerce (ICC) for the claim on the ownership of the satellite Koreasat-3 and compensation for the damages from the alleged breach of the sales contract entered into with the Controlling Company and its subsidiary, KT Sat Co., Ltd. These two cases were combined by the ICC to be treated as a single case for the arbitration. On July 18, 2017, the ICC issued a partial ruling in favor of ABS that ABS has the ownership right to the Koreasat-3 satellite. Following the ruling, on October 12, 2017, the Controlling Company and KT Sat Co., Ltd., as joint defendants to the arbitration, filed a lawsuit for cancellation of the arbitration ruling at the New York Court of Appeals in the United States. On March 9, 2018, the ICC made the final ruling in favor of ABS that the Controlling Company and KT Sat Co., Ltd. should compensate ABS for the damage of $748,564 and the accumulated interest of $287,673.15 for the period from December 1, 2013 to March 9, 2018, and the interest for delay at 9% per annum. As the final ruling by the ICC was based on the presumption that the partial ruling that the satellite belongs to ABS is valid, the Controlling Company and KT Sat Co., Ltd. are contemplating to file an additional appeal for the arbitration rulings at the New York Court of Appeals. At the end of the current reporting period, the final outcome of these claims cannot be reasonably estimated.

According to the financial and other covenants included in certain debentures and borrowings, the Group is required to maintain certain financial ratios such as debt-to-equity ratio, use the funds for the designated purpose and report to the creditors periodically. The covenant also contains restriction on provision of additional collateral and disposal of certain assets.

At the end of the reporting period, the Group is offering construction completion guarantee agreement to development of Nonsan Hwagidong apartment complex. If a contingent event occurs in between November 24, 2017 and to August 9, 2019, the Group collaterally guarantees the debt of AbleNS 1st Co. up to ￦9,000 million.

At the end of the reporting period, the Group participates in Algerie Sidi Abdela new town development consortium (percentage ownership: 2.5%) and has joint liability with other consortium participants.

At the end of the reporting period, contract amount of property, plant and equipment acquisition agreement made but not yet recognized as liabilities amounts to ￦622,059 million (2016: ￦489,753 million).